Loans and Debentures - Summary of Collateral to Financial Institutions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Oxiteno [member]
Statement [line items]
Maximum amount of future payments related to these collaterals	R$ 2,753	R$ 2,750
Maturities of up to	4 months	3 months
Fair value of collaterals	R$ 68	R$ 68
IPP [member]
Statement [line items]
Maximum amount of future payments related to these collaterals	R$ 81,344
Maturities of up to	60 months
Fair value of collaterals	R$ 1,237